Related parties (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties [text block]
The following is a summary of significant related party transactions:

	For the Year Ended March 31,
	2021		2020			2019
Research and development services received	Rs.	105	Rs.	105		Rs.	97
Sale of goods		22		14			23
Lease rentals received		1		1			-
Research and development services provided		93		58			103
Lease rentals paid		37		35			35
Catering expenses paid		301		344			270
Hotel expenses paid		8		22			26
Facility management services paid		36		24			-
Purchase of solar power		127		108			-
Civil works		55		101			106
Professional consultancy services paid		30		4			1
Contributions towards social development		232		233			220
Salaries to relatives of key management personnel		8		7			5
Others		-		-	*		-

* Rounded to the nearest million.

Schedule of outstanding balances for related party transactions [Table Text Block]
The Company had the following amounts due from related parties:

	As of March 31,
	2021		2020
Key management personnel and close members of th e ir families	Rs.	8	Rs.	8
Other related parties		72		68

The Company had the following amounts due to related parties:

	As of March 31,
	2021		2020
Due to related parties	Rs.	93	Rs.	91

Disclosure Of Compensation Paid Or Payable To Key Management Personnel [Table Text Block]
The following table describes the components of compensation paid or payable to key management personnel for the services rendered during the applicable year ended:

	For the Year Ended March 31,
	2021		2020		2019
Salaries and other benefits	Rs.	803	Rs.	684	Rs.	668
Contributions to defined contribution plans		34		34		35
Commission to directors		301		298		243
Share-based payments expense		259		165		99
	Rs.	1,397	Rs.	1,181	Rs.	1,045